Document and Entity Information	9 Months Ended
Nov. 30, 2011
Document and Entity Information
Entity Registrant Name	BENACO, INC.
Document Type	10-Q
Document Period End Date	Nov. 30, 2011
Amendment Flag	false
Entity Central Index Key	0001515250
Current Fiscal Year End Date	--02-28
Entity Common Stock, Shares Outstanding	4,690,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3